Quarterly Holdings Report
for
Fidelity® Enduring Opportunities Fund
July 31, 2025
IDF-NPRT3-0925
1.9896224.105
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Insurance - 0.2%
Steadfast Group Ltd	5,820	22,150
BAHAMAS (NASSAU) - 0.4%
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.4%
OneSpaWorld Holdings Ltd	2,185	48,332
BELGIUM - 0.4%
Financials - 0.3%
Banks - 0.3%
KBC Group NV	382	40,002
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Azelis Group NV	826	12,895
TOTAL BELGIUM		52,897
BRAZIL - 1.3%
Consumer Discretionary - 0.7%
Broadline Retail - 0.4%
MercadoLibre Inc (a)	24	56,974
Household Durables - 0.3%
Cury Construtora e Incorporadora SA	7,894	41,503
TOTAL CONSUMER DISCRETIONARY		98,477

Consumer Staples - 0.2%
Beverages - 0.2%
Ambev SA	14,489	32,240
Industrials - 0.4%
Electrical Equipment - 0.2%
WEG SA	3,151	20,883
Ground Transportation - 0.2%
Localiza Rent a Car SA	4,323	26,735
TOTAL INDUSTRIALS		47,618

TOTAL BRAZIL		178,335
CANADA - 2.8%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Dollarama Inc	353	48,247
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Alimentation Couche-Tard Inc	541	28,112
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Parkland Corp	761	21,480
PrairieSky Royalty Ltd	2,270	39,040
		60,520
Financials - 0.4%
Capital Markets - 0.4%
Brookfield Corp Class A	719	48,160
Industrials - 0.3%
Professional Services - 0.3%
Thomson Reuters Corp	205	41,142
Information Technology - 0.9%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	272	33,241
Software - 0.7%
Constellation Software Inc/Canada	13	44,850
Constellation Software Inc/Canada warrants 3/31/2040 (a)(b)	17	0
Lumine Group Inc Subordinate Voting Shares (a)(c)	1,087	42,167
		87,017
TOTAL INFORMATION TECHNOLOGY		120,258

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Colliers International Group Inc Subordinate Voting Shares	176	26,541
TOTAL CANADA		372,980
CHINA - 3.2%
Communication Services - 1.1%
Interactive Media & Services - 1.1%
Tencent Holdings Ltd	1,999	139,954
Consumer Discretionary - 0.8%
Automobiles - 0.4%
BYD Co Ltd H Shares	3,378	49,322
Broadline Retail - 0.3%
Prosus NV Class N (South Africa)	617	35,281
Textiles, Apparel & Luxury Goods - 0.1%
Shenzhou International Group Holdings Ltd	3,057	22,000
TOTAL CONSUMER DISCRETIONARY		106,603

Consumer Staples - 0.2%
Beverages - 0.2%
Kweichow Moutai Co Ltd A Shares (China)	115	22,665
Health Care - 0.5%
Biotechnology - 0.4%
Zai Lab Ltd (a)	12,718	48,049
Health Care Equipment & Supplies - 0.1%
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	764	24,481
TOTAL HEALTH CARE		72,530

Industrials - 0.6%
Machinery - 0.2%
Shenzhen Inovance Technology Co Ltd A Shares (China)	3,150	27,597
Marine Transportation - 0.4%
SITC International Holdings Co Ltd	17,680	57,164
TOTAL INDUSTRIALS		84,761

TOTAL CHINA		426,513
DENMARK - 0.4%
Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Coloplast AS Series B	165	15,070
Pharmaceuticals - 0.3%
Novo Nordisk A/S Series B	941	43,764
TOTAL DENMARK		58,834
FRANCE - 1.3%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Hermes International SCA	16	39,276
LVMH Moet Hennessy Louis Vuitton SE	85	45,629
		84,905
Industrials - 0.5%
Aerospace & Defense - 0.5%
Safran SA	187	61,664
Information Technology - 0.2%
Software - 0.2%
Dassault Systemes SE	749	24,605
TOTAL FRANCE		171,174
GERMANY - 1.2%
Financials - 0.3%
Insurance - 0.3%
Hannover Rueck SE	143	43,474
Industrials - 0.2%
Machinery - 0.2%
Rational AG	33	25,590
Information Technology - 0.7%
Software - 0.7%
SAP SE	337	96,367
TOTAL GERMANY		165,431
GREECE - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Athens International Airport SA	3,112	35,514
INDIA - 1.7%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (a)	8,665	30,268
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Reliance Industries Ltd	2,807	44,368
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd	408	34,814
Industrials - 0.5%
Air Freight & Logistics - 0.3%
Delhivery Ltd (a)	7,211	34,890
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	646	26,739
TOTAL INDUSTRIALS		61,629

Information Technology - 0.1%
IT Services - 0.1%
Tata Consultancy Services Ltd	744	25,680
Materials - 0.3%
Chemicals - 0.3%
Solar Industries India Ltd	225	36,393
TOTAL INDIA		233,152
INDONESIA - 0.4%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Sumber Alfaria Trijaya Tbk PT	160,768	22,596
Financials - 0.2%
Banks - 0.2%
Bank Central Asia Tbk PT	52,841	26,484
TOTAL INDONESIA		49,080
IRELAND - 0.2%
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	315	26,116
ITALY - 2.2%
Consumer Discretionary - 0.9%
Automobiles - 0.3%
Ferrari NV (Italy)	87	38,254
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA	292	32,830
Moncler SpA	512	27,427
Prada Spa	2,910	15,839
		76,096
TOTAL CONSUMER DISCRETIONARY		114,350

Consumer Staples - 0.2%
Beverages - 0.2%
Davide Campari-Milano NV	4,255	29,426
Financials - 0.9%
Banks - 0.2%
FinecoBank Banca Fineco SpA	1,471	31,425
Capital Markets - 0.2%
Banca Generali SpA	559	31,284
Financial Services - 0.5%
Banca Mediolanum SpA	2,151	38,048
BFF Bank SpA (a)(c)(d)	2,091	24,889
		62,937
TOTAL FINANCIALS		125,646

Industrials - 0.2%
Passenger Airlines - 0.2%
Ryanair Holdings PLC ADR	505	31,446
TOTAL ITALY		300,868
JAPAN - 4.1%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
LY Corp	7,791	28,477
Consumer Discretionary - 0.9%
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	954	31,917
Leisure Products - 0.1%
Roland Corp	647	13,523
Specialty Retail - 0.6%
Fast Retailing Co Ltd	132	40,264
Nitori Holdings Co Ltd	184	15,582
ZOZO Inc	2,499	24,739
		80,585
TOTAL CONSUMER DISCRETIONARY		126,025

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	360	45,419
Industrials - 1.0%
Machinery - 0.2%
SMC Corp	72	25,054
Professional Services - 0.8%
BayCurrent Inc	875	50,243
Funai Soken Holdings Inc	1,334	20,997
Recruit Holdings Co Ltd	587	34,827
		106,067
TOTAL INDUSTRIALS		131,121

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.4%
Azbil Corp	2,564	23,959
Keyence Corp	84	30,386
		54,345
Semiconductors & Semiconductor Equipment - 0.9%
Advantest Corp	609	40,499
Disco Corp	93	27,484
Tokyo Electron Ltd	238	37,837
		105,820
Software - 0.2%
Money Forward Inc (a)	614	24,282
TOTAL INFORMATION TECHNOLOGY		184,447

Materials - 0.2%
Chemicals - 0.2%
Shin-Etsu Chemical Co Ltd	1,039	29,899
TOTAL JAPAN		545,388
KOREA (SOUTH) - 0.4%
Communication Services - 0.4%
Interactive Media & Services - 0.4%
NAVER Corp	330	55,199
MEXICO - 0.7%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Wal-Mart de Mexico SAB de CV Series V	8,398	24,755
Financials - 0.5%
Capital Markets - 0.2%
Bolsa Mexicana de Valores SAB de CV	13,132	28,164
Insurance - 0.3%
Qualitas Controladora SAB de CV	4,239	38,393
TOTAL FINANCIALS		66,557

TOTAL MEXICO		91,312
NETHERLANDS - 1.7%
Financials - 0.2%
Financial Services - 0.2%
Adyen NV (a)(c)(d)	20	34,303
Industrials - 0.4%
Professional Services - 0.3%
Wolters Kluwer NV	201	31,357
Trading Companies & Distributors - 0.1%
IMCD NV	158	17,367
TOTAL INDUSTRIALS		48,724

Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.9%
ASM International NV	56	27,320
ASML Holding NV	89	62,271
BE Semiconductor Industries NV	189	25,688
		115,279
Software - 0.2%
Topicus.com Inc (a)	238	32,636
TOTAL INFORMATION TECHNOLOGY		147,915

TOTAL NETHERLANDS		230,942
PERU - 0.4%
Financials - 0.4%
Banks - 0.4%
Credicorp Ltd	202	47,874
PHILIPPINES - 0.5%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
International Container Terminal Services Inc	5,236	40,274
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Ayala Land Inc	55,830	23,894
TOTAL PHILIPPINES		64,168
SAUDI ARABIA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Saudi Arabian Oil Co (c)(d)	3,901	25,271
SINGAPORE - 0.3%
Communication Services - 0.3%
Entertainment - 0.3%
Sea Ltd Class A ADR (a)	275	43,079
SOUTH AFRICA - 0.7%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Naspers Ltd Class N	221	68,490
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Clicks Group Ltd	1,511	31,679
TOTAL SOUTH AFRICA		100,169
SPAIN - 0.5%
Consumer Discretionary - 0.5%
Household Durables - 0.2%
Neinor Homes SA (c)(d)	1,700	33,136
Specialty Retail - 0.3%
Industria de Diseno Textil SA	710	33,915
TOTAL SPAIN		67,051
SWEDEN - 2.5%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Hemnet Group AB	809	23,371
Financials - 0.4%
Capital Markets - 0.4%
Avanza Bank Holding AB	704	26,019
Nordnet AB	1,172	31,727
		57,746
Industrials - 1.3%
Aerospace & Defense - 0.3%
INVISIO AB	1,125	36,488
Building Products - 0.3%
Assa Abloy AB B Shares	1,198	39,642
Machinery - 0.5%
Atlas Copco AB A Shares	2,143	32,634
Indutrade AB	1,211	29,492
		62,126
Trading Companies & Distributors - 0.2%
AddTech AB B Shares	938	31,620
TOTAL INDUSTRIALS		169,876

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.4%
Lagercrantz Group AB B Shares	2,214	51,521
Software - 0.2%
Fortnox AB	3,370	30,897
TOTAL INFORMATION TECHNOLOGY		82,418

TOTAL SWEDEN		333,411
SWITZERLAND - 1.0%
Financials - 0.5%
Capital Markets - 0.5%
Partners Group Holding AG	19	25,766
VZ Holding AG	204	43,349
		69,115
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Straumann Holding AG	201	24,490
Industrials - 0.1%
Machinery - 0.1%
VAT Group AG (c)(d)	53	18,759
Materials - 0.2%
Chemicals - 0.2%
Sika AG	118	27,846
TOTAL SWITZERLAND		140,210
TAIWAN - 1.9%
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
eMemory Technology Inc	313	21,141
Taiwan Semiconductor Manufacturing Co Ltd	6,191	237,811

TOTAL TAIWAN		258,952
UNITED KINGDOM - 2.4%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Baltic Classifieds Group PLC	7,127	33,696
Rightmove PLC	3,395	36,703
		70,399
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.8%
Compass Group PLC	1,179	41,429
Flutter Entertainment PLC (United Kingdom) (a)	174	53,083
		94,512
Household Durables - 0.1%
Berkeley Group Holdings PLC	383	18,419
TOTAL CONSUMER DISCRETIONARY		112,931

Industrials - 0.7%
Machinery - 0.1%
Spirax Group PLC	231	19,357
Professional Services - 0.4%
RELX PLC	850	44,167
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	478	32,056
TOTAL INDUSTRIALS		95,580

Real Estate - 0.3%
Real Estate Management & Development - 0.1%
Grainger PLC	6,951	18,864
Specialized REITs - 0.2%
Big Yellow Group PLC (The)	1,993	24,636
TOTAL REAL ESTATE		43,500

TOTAL UNITED KINGDOM		322,410
UNITED STATES - 66.4%
Communication Services - 4.5%
Entertainment - 1.6%
Live Nation Entertainment Inc (a)	400	59,080
Netflix Inc (a)	136	157,678
		216,758
Interactive Media & Services - 2.9%
Meta Platforms Inc Class A	495	382,853
TOTAL COMMUNICATION SERVICES		599,611

Consumer Discretionary - 10.5%
Automobiles - 1.4%
Tesla Inc (a)	593	182,804
Broadline Retail - 3.3%
Amazon.com Inc (a)	1,922	449,959
Diversified Consumer Services - 0.6%
Duolingo Inc Class A (a)	115	39,853
Service Corp International/US	494	37,697
		77,550
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (a)	383	50,713
Cava Group Inc (a)	284	24,995
Chipotle Mexican Grill Inc (a)	835	35,805
Churchill Downs Inc	321	34,360
Domino's Pizza Inc	87	40,299
Hilton Worldwide Holdings Inc	236	63,267
		249,439
Household Durables - 0.7%
NVR Inc (a)	7	52,846
TopBuild Corp (a)	114	42,229
		95,075
Specialty Retail - 2.5%
Dick's Sporting Goods Inc	213	45,052
Floor & Decor Holdings Inc Class A (a)	372	28,510
Home Depot Inc/The	272	99,963
Lowe's Cos Inc	245	54,775
Ulta Beauty Inc (a)	116	59,741
Wayfair Inc Class A (a)	635	41,681
		329,722
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (a)	156	31,283
TOTAL CONSUMER DISCRETIONARY		1,415,832

Consumer Staples - 3.4%
Beverages - 0.4%
Monster Beverage Corp (a)	874	51,347
Consumer Staples Distribution & Retail - 2.5%
Casey's General Stores Inc	118	61,375
Costco Wholesale Corp	143	134,369
Walmart Inc	1,409	138,054
		333,798
Food Products - 0.5%
Freshpet Inc (a)	396	27,055
McCormick & Co Inc/MD	542	38,281
		65,336
TOTAL CONSUMER STAPLES		450,481

Energy - 0.7%
Energy Equipment & Services - 0.2%
Schlumberger NV	1,217	41,135
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc	267	62,980
TOTAL ENERGY		104,115

Financials - 9.0%
Banks - 2.8%
Bank of America Corp	2,060	97,376
JPMorgan Chase & Co	765	226,624
PNC Financial Services Group Inc/The	228	43,381
		367,381
Capital Markets - 1.5%
Moody's Corp	128	66,013
Morningstar Inc	134	37,046
S&P Global Inc	190	104,709
		207,768
Financial Services - 2.6%
Fiserv Inc (a)	321	44,600
Mastercard Inc Class A	249	141,051
Visa Inc Class A	453	156,498
		342,149
Insurance - 2.1%
American Financial Group Inc/OH	278	34,722
Arch Capital Group Ltd	546	46,989
Arthur J Gallagher & Co	154	44,237
Assurant Inc	209	39,146
Chubb Ltd	210	55,868
The Travelers Companies, Inc.	251	65,320
		286,282
TOTAL FINANCIALS		1,203,580

Health Care - 5.9%
Health Care Equipment & Supplies - 2.6%
Alcon AG	377	33,335
Boston Scientific Corp (a)	920	96,526
Inspire Medical Systems Inc (a)	231	28,769
Intuitive Surgical Inc (a)	126	60,617
Masimo Corp (a)	357	54,903
ResMed Inc	275	74,784
		348,934
Health Care Providers & Services - 0.4%
UnitedHealth Group Inc	255	63,638
Health Care Technology - 0.5%
Veeva Systems Inc Class A (a)	242	68,776
Life Sciences Tools & Services - 1.2%
Danaher Corp	234	46,135
Thermo Fisher Scientific Inc	162	75,764
West Pharmaceutical Services Inc	141	33,736
		155,635
Pharmaceuticals - 1.2%
Eli Lilly & Co	213	157,635
TOTAL HEALTH CARE		794,618

Industrials - 7.6%
Aerospace & Defense - 2.4%
Axon Enterprise Inc (a)	76	57,417
GE Aerospace	529	143,401
HEICO Corp	186	60,785
Northrop Grumman Corp	92	53,048
		314,651
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	402	46,359
Building Products - 0.8%
Builders FirstSource Inc (a)	246	31,274
Simpson Manufacturing Co Inc	233	41,807
Trex Co Inc (a)	607	38,994
		112,075
Commercial Services & Supplies - 1.1%
Cintas Corp	345	76,780
GFL Environmental Inc Subordinate Voting Shares	595	29,964
Waste Connections Inc	227	42,389
		149,133
Electrical Equipment - 0.5%
Eaton Corp PLC	190	73,097
Ground Transportation - 0.2%
Old Dominion Freight Line Inc	197	29,402
Professional Services - 1.6%
Dayforce Inc (a)	558	32,180
Equifax Inc	172	41,320
Experian PLC	783	41,257
TransUnion	465	44,263
Verisk Analytics Inc	164	45,708
		204,728
Trading Companies & Distributors - 0.7%
Fastenal Co	1,143	52,727
Watsco Inc	92	41,481
		94,208
TOTAL INDUSTRIALS		1,023,653

Information Technology - 19.5%
Communications Equipment - 1.2%
Arista Networks Inc	770	94,880
Motorola Solutions Inc	136	59,701
		154,581
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp Class A	1,056	112,475
IT Services - 0.8%
Cloudflare Inc Class A (a)	513	106,540
Semiconductors & Semiconductor Equipment - 6.7%
Monolithic Power Systems Inc	71	50,498
NVIDIA Corp	4,744	843,815
		894,313
Software - 10.0%
Adobe Inc (a)	192	68,676
Appfolio Inc Class A (a)	203	54,278
Atlassian Corp Class A (a)	144	27,616
Cadence Design Systems Inc (a)	157	57,237
Crowdstrike Holdings Inc Class A (a)	152	69,095
Fair Isaac Corp (a)	24	34,481
HubSpot Inc (a)	84	43,651
Manhattan Associates Inc (a)	157	34,487
Microsoft Corp	1,390	741,566
Salesforce Inc	362	93,515
Servicenow Inc (a)	70	66,018
Synopsys Inc (a)	87	55,112
		1,345,732
TOTAL INFORMATION TECHNOLOGY		2,613,641

Materials - 2.4%
Chemicals - 1.1%
Air Products and Chemicals Inc	181	52,106
Ecolab Inc	185	48,426
Linde PLC	123	56,612
		157,144
Construction Materials - 1.3%
CRH PLC	502	47,916
James Hardie Industries PLC ADR (a)	958	24,850
Martin Marietta Materials Inc	86	49,440
Vulcan Materials Co	177	48,617
		170,823
TOTAL MATERIALS		327,967

Real Estate - 2.9%
Industrial REITs - 0.4%
Prologis Inc	504	53,817
Real Estate Management & Development - 0.9%
CBRE Group Inc Class A (a)	395	61,518
CoStar Group Inc (a)	596	56,733
		118,251
Residential REITs - 0.6%
Equity LifeStyle Properties Inc	638	38,229
Sun Communities Inc	345	42,790
		81,019
Specialized REITs - 1.0%
American Tower Corp	276	57,516
Equinix Inc	57	44,755
Extra Space Storage Inc	271	36,411
		138,682
TOTAL REAL ESTATE		391,769

TOTAL UNITED STATES		8,925,267
TOTAL COMMON STOCKS (Cost $8,461,781)		13,392,079

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $74,481)	4.33	74,466	74,481

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $8,536,262)	13,466,560
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(30,371)
NET ASSETS - 100.0%	13,436,189

Legend

(a)	Non-income producing.
(b)	Level 3 security
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $178,525 or 1.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $136,358 or 1.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	160,085	2,243,438	2,329,042	4,712	-	-	74,481	74,466	0.0%
Total	160,085	2,243,438	2,329,042	4,712	-	-	74,481

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.